Not FDIC Insured May Lose Value No Bank Guarantee
325-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Schedule of Investments 11

Templeton Global Investment Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Global Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 46.3%
China 1.7%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 410,400 $ 4,095,521
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 14,490 2,137,420
6,232,941
France 2.1%
Danone SA ..................... Food Products 103,229 4,881,466
Dassault Aviation SA .............. Aerospace & Defense 25,745 2,929,181
7,810,647
Germany 5.0%
adidas AG ...................... Textiles, Apparel & Luxury Goods 25,648 2,948,676
Bayer AG ...................... Pharmaceuticals 97,367 4,486,369
Bayerische Motoren Werke AG ...... Automobiles 29,872 2,024,755
Continental AG .................. Auto Components 46,563 2,066,261
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 90,239 2,542,435
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 63,787 1,395,988
Siemens AG .................... Industrial Conglomerates 30,350 2,966,647
18,431,131
Hong Kong 1.7%
AIA Group Ltd. .................. Insurance 450,000 3,746,658
Prudential plc, (GBP Traded) ........ Insurance 246,909 2,416,547
Prudential plc, (HKD Traded) ........ Insurance 26,600 258,872
6,422,077
Japan 2.8%
Hitachi Ltd. ..................... Industrial Conglomerates 111,200 4,731,748
Honda Motor Co. Ltd. ............. Automobiles 166,400 3,611,469
Toyota Industries Corp. ............ Machinery 42,800 2,044,375
10,387,592
Netherlands 2.2%
SBM Offshore NV ................ Energy Equipment & Services 271,816 3,411,172
Shell plc ....................... Oil, Gas & Consumable Fuels 181,345 4,523,541
7,934,713
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.2%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 115,925 4,223,454
Switzerland 1.0%
Adecco Group AG ................ Professional Services 138,228 3,815,034
Taiwan 0.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 198,300 2,622,679
United Kingdom 2.3%
BP plc ......................... Oil, Gas & Consumable Fuels 738,647 3,529,386
Imperial Brands plc ............... Tobacco 139,581 2,870,058
Informa plc ..................... Media 336,170 1,921,428
8,320,872

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States 25.6%
a
Alphabet, Inc., A ................. Interactive Media & Services 43,536 $ 4,164,219
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 32,960 3,724,480
American Express Co. ............ Consumer Finance 22,400 3,021,984
Cardinal Health, Inc. .............. Health Care Providers & Services 61,600 4,107,488
Citigroup, Inc. ................... Banks 96,300 4,012,821
Comcast Corp., A ................ Media 88,824 2,605,208
DuPont de Nemours, Inc. .......... Chemicals 101,100 5,095,440
a
DXC Technology Co. .............. IT Services 181,000 4,430,880
a
F5, Inc. ........................ Communications Equipment 26,600 3,849,818
FedEx Corp. .................... Air Freight & Logistics 32,149 4,773,162
Fidelity National Information Services,
Inc. ......................... IT Services 46,300 3,498,891
Freeport-McMoRan, Inc. ........... Metals & Mining 38,800 1,060,404
General Dynamics Corp. ........... Aerospace & Defense 18,100 3,840,277
HCA Healthcare, Inc. .............. Health Care Providers & Services 12,200 2,242,238
a
ICON plc ....................... Life Sciences Tools & Services 7,900 1,451,862
International Business Machines Corp. IT Services 13,400 1,592,054
International Paper Co. ............ Containers & Packaging 76,000 2,409,200
LyondellBasell Industries NV, A ...... Chemicals 31,847 2,397,442
Medtronic plc ................... Health Care Equipment & Supplies 26,300 2,123,725
a
Meta Platforms, Inc., A ............ Interactive Media & Services 14,622 1,983,913
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 27,100 1,357,710
a
NCR Corp. ..................... Software 223,211 4,243,241
Paramount Global, B .............. Media 94,300 1,795,472
Stanley Black & Decker, Inc. ........ Machinery 41,775 3,141,898
Tapestry, Inc. ................... Textiles, Apparel & Luxury Goods 151,959 4,320,194
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 18,288 2,453,701
UnitedHealth Group, Inc. ........... Health Care Providers & Services 4,049 2,044,907
a
Walt Disney Co. (The) ............. Entertainment 40,800 3,848,664
Wells Fargo & Co. ................ Banks 49,000 1,970,780
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 35,700 2,904,195
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 34,800 3,638,340
94,104,608
Total Common Stocks (Cost $203,173,129) .....................................
170,305,748
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,851,217 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,929,327 EUR —
b,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 32.4%
Argentina 1.0%
b
Argentina Bonar Dual, Zero Cpn.,
7/31/23 ...................... 1,712,214 $ 895,077
f
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 308,513,921 ARS 993,542
Index Linked, 1.45%, 8/13/23 ...... 49,174,428 ARS 157,646
Index Linked, 1.5%, 3/25/24 ....... 370,741,815 ARS 1,073,256
Argentina Government Bond, 16%,
10/17/23 ..................... 291,915,000 ARS 538,468
3,657,989
Brazil 1.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 3,230,000 BRL 580,083
10%, 1/01/27 .................. 19,590,000 BRL 3,438,696
4,018,779
Chile 0.9%
Chile Bonos Tesoreria Pesos, 2.5%,
3/01/25 ...................... 3,400,000,000 CLP 3,081,059
Colombia 3.4%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 10,834
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 16,061
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 1,870,000,000 COP 394,773
B, 6.25%, 11/26/25 .............. 11,079,000,000 COP 2,047,734
B, 7.5%, 8/26/26 ............... 41,638,500,000 COP 7,733,038
B, 5.75%, 11/03/27 .............. 7,652,000,000 COP 1,254,530
B, 6%, 4/28/28 ................. 1,740,000,000 COP 281,904
B, 7.75%, 9/18/30 .............. 2,680,000,000 COP 441,381
B, 7%, 6/30/32 ................. 2,926,000,000 COP 436,562
12,616,817
Dominican Republic 1.0%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,379,258
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 549,684
Senior Bond, 144A, 5.875%, 1/30/60 2,634,000 1,748,344
3,677,286
Ecuador 0.9%
e
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 6,275,000 2,080,805
Senior Bond, 144A, 0.5%, 7/31/40 .. 599,000 176,705
Senior Note, 144A, 5%, 7/31/30 .... 2,460,000 1,176,658
3,434,168
Egypt 1.4%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 710,000 430,154
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,620,000 938,923
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,840,000 1,587,551
Senior Bond, 144A, 7.903%, 2/21/48 240,000 126,062
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 111,491

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
e
Egypt Government Bond, (continued)
Senior Bond, 144A, 8.875%, 5/29/50 780,000 $ 436,015
Senior Bond, 144A, 8.75%, 9/30/51 . 2,210,000 1,223,854
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 270,581
5,124,631
El Salvador 0.0%
†
e
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 34,132
Ghana 0.9%
Ghana Government Bond ,
18.85%, 9/28/23 ................ 1,750,000 GHS 143,721
19.25%, 12/18/23 ............... 580,000 GHS 46,036
19.75%, 3/25/24 ................ 6,470,000 GHS 496,623
19%, 11/02/26 ................. 25,220,000 GHS 1,386,238
19.75%, 3/15/32 ................ 18,450,000 GHS 849,477
Senior Note, 18.5%, 1/02/23 ...... 390,000 GHS 36,139
Senior Note, 20.75%, 1/16/23 ...... 640,000 GHS 59,242
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 4,516
Senior Note, 17.25%, 7/31/23 ...... 1,420,000 GHS 118,144
Senior Note, 18.3%, 3/02/26 ...... 105,000 GHS 6,018
3,146,154
India 4.9%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,021,206
8.2%, 9/24/25 ................. 289,100,000 INR 3,634,850
7.59%, 1/11/26 ................. 369,200,000 INR 4,583,718
7.27%, 4/08/26 ................ 280,500,000 INR 3,454,028
7.26%, 1/14/29 ................ 227,500,000 INR 2,791,018
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,088,066
Senior Note, 5.15%, 11/09/25 ...... 115,000,000 INR 1,335,966
17,908,852
Indonesia 4.4%
Indonesia Government Bond ,
FR46, 9.5%, 7/15/23 ............ 31,979,000,000 IDR 2,165,702
FR70, 8.375%, 3/15/24 .......... 44,628,000,000 IDR 3,019,024
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,304,921
FR86, 5.5%, 4/15/26 ............ 123,927,000,000 IDR 7,827,157
16,316,804
Malaysia 1.9%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 3,950,000 MYR 853,941
3.955%, 9/15/25 ................ 8,870,000 MYR 1,916,800
3.899%, 11/16/27 ............... 19,400,000 MYR 4,146,065
6,916,806
Mongolia 0.5%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 1,450,000 1,015,147
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 166,974

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia (continued)
e
Mongolia Government Bond, (continued)
Senior Note, 144A, 3.5%, 7/07/27 .. 1,000,000 $ 744,990
1,927,111
South Korea 7.1%
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 876,000,000 KRW 601,857
3.375%, 9/10/23 ................ 643,000,000 KRW 446,351
0.875%, 12/10/23 ............... 3,549,000,000 KRW 2,380,423
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,488,369
1.375%, 9/10/24 ................ 5,035,400,000 KRW 3,322,047
3%, 9/10/24 ................... 745,000,000 KRW 506,977
2.375%, 3/10/27 ................ 14,740,000,000 KRW 9,446,284
Senior Note, 1.125%, 6/10/24 ...... 12,125,400,000 KRW 8,030,103
26,222,411
Sri Lanka 0.2%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 600,000 161,712
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 408,655
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 50,478
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 50,974
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 52,096
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 103,017
826,932
Supranational 0.2%
h
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 14,642,000 MXN 675,757
Thailand 1.4%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 54,930,000 THB 1,421,578
1%, 6/17/27 ................... 119,490,000 THB 2,935,018
Senior Note, 0.66%, 11/22/23 ...... 35,490,000 THB 928,293
5,284,889
United Kingdom 1.2%
e
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 3,937,000 GBP 4,354,561
Total Foreign Government and Agency Securities (Cost $172,904,096) ............
119,225,138
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $380,466,745) ...............................
289,530,886

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments 19.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 11.6%
Brazil 5.6%
i
Brazil Letras do Tesouro Nacional ,
1/01/23 ...................... 12,835,000 BRL $ 2,304,805
1/01/24 ...................... 11,220,000 BRL 1,791,061
7/01/24 ...................... 52,870,000 BRL 8,041,862
1/01/25 ...................... 57,070,000 BRL 8,300,936
20,438,664
Japan 4.3%
i
Japan Treasury Bills ,
10/03/22 ..................... 454,200,000 JPY 3,137,932
10/17/22 ..................... 449,000,000 JPY 3,102,148
11/14/22 ..................... 521,000,000 JPY 3,600,043
11/21/22 ..................... 520,000,000 JPY 3,593,243
1/25/23 ...................... 353,000,000 JPY 2,439,986
15,873,352
United Kingdom 1.7%
i
United Kingdom Treasury Bills ,
10/24/22 ..................... 2,303,000 GBP 2,567,265
10/31/22 ..................... 290,000 GBP 323,129
11/28/22 ..................... 689,000 GBP 766,106
12/05/22 ..................... 711,000 GBP 789,980
1/03/23 ...................... 1,240,000 GBP 1,372,721
3/20/23 ...................... 467,000 GBP 512,564
6,331,765
Total Foreign Government and Agency Securities (Cost $45,880,101) ..............
42,643,781
Shares
Money Market Funds 7.9%
United States 7.9%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 28,896,107 28,896,107
Total Money Market Funds (Cost $28,896,107) ..................................
28,896,107
a a a a a
Total Short Term Investments (Cost $74,776,208 ) ................................
71,539,888
a a a
Total Investments (Cost $455,242,953) 98.2% ...................................
$361,070,774
Other Assets, less Liabilities 1.8% .............................................
6,742,442
Net Assets 100.0% ...........................................................
$367,813,216
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At September 3 0 , 2022, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $19,378,821, representing 5.3% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
Defaulted security or security for which income has been deemed uncollectible.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 113,941,400 1,478,894 10/07/22 $ — $ (81,729)
Indian Rupee ...... JPHQ Sell 113,941,400 1,424,713 10/07/22 27,547 —
Chilean Peso ...... GSCO Buy 282,260,000 340,179 10/11/22 — (48,909)
Indian Rupee ...... CITI Buy 110,703,100 1,432,494 10/11/22 — (75,710)
Indian Rupee ...... CITI Sell 110,703,100 1,383,270 10/11/22 26,486 —
Indian Rupee ...... JPHQ Buy 147,383,500 1,915,689 10/11/22 — (109,348)
Indian Rupee ...... JPHQ Sell 147,383,500 1,842,351 10/11/22 36,010 —
Euro ............. DBAB Sell 3,447,092 35,661,016 SEK 10/12/22 — (165,817)
Indian Rupee ...... CITI Buy 133,442,300 1,733,467 10/12/22 — (98,193)
Indian Rupee ...... CITI Sell 133,442,300 1,667,195 10/12/22 31,921 —
Swedish Krona ..... DBAB Sell 35,661,016 3,389,892 EUR 10/12/22 109,723 —
Chinese Yuan ...... HSBK Buy 21,550,930 3,207,175 10/18/22 — (187,880)
Chinese Yuan ...... HSBK Sell 8,100,000 1,191,623 10/18/22 56,810 —
Euro ............. DBAB Sell 3,969,323 40,861,000 NOK 10/19/22 — (140,573)
Euro ............. JPHQ Sell 13,246,339 134,459,800 NOK 10/19/22 — (643,733)
Euro ............. BZWS Buy 2,190,000 2,211,331 10/25/22 — (61,708)
Euro ............. BZWS Sell 2,804,000 3,071,642 10/25/22 319,339 —
Euro ............. DBAB Sell 3,667,000 4,011,691 10/25/22 412,300 —
Chilean Peso ...... GSCO Buy 833,625,515 897,732 10/26/22 — (39,509)
Chilean Peso ...... JPHQ Buy 764,848,911 922,839 10/26/22 — (135,422)
Euro ............. DBAB Sell 1,877,000 1,931,302 10/26/22 88,777 —
Chilean Peso ...... JPHQ Buy 1,262,000,000 1,345,774 10/28/22 — (46,943)
Canadian Dollar .... HSBK Sell 1,200,000 914,795 EUR 11/03/22 29,780 —
Euro ............. HSBK Sell 3,184,243 4,364,673 CAD 11/03/22 32,207 —
Euro ............. JPHQ Sell 669,000 687,063 11/03/22 29,978 —
Euro ............. JPHQ Sell 6,556,192 8,994,015 CAD 11/03/22 71,655 —
Indian Rupee ...... CITI Buy 82,812,900 1,060,480 11/10/22 — (49,052)
Indian Rupee ...... CITI Sell 82,812,900 1,032,194 11/10/22 20,765 —
Chilean Peso ...... GSCO Buy 487,000,000 533,782 11/14/22 — (34,156)
Indian Rupee ...... HSBK Buy 133,941,730 1,700,113 11/14/22 — (64,813)
Indian Rupee ...... HSBK Sell 133,941,730 1,669,649 11/14/22 34,349 —
Chilean Peso ...... JPHQ Buy 1,449,610,000 1,545,921 11/22/22 — (61,145)
Japanese Yen ...... BOFA Buy 482,398,360 3,607,580 11/22/22 — (258,047)
Chilean Peso ...... GSCO Buy 1,166,516,651 1,253,982 11/29/22 — (60,868)
South Korean Won .. MSCO Buy 13,839,000,000 10,381,456 11/29/22 — (770,450)

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... MSCO Buy 16,561,000 817,625 12/06/22 $ — $ (5,020)
Mexican Peso ...... MSCO Sell 16,561,000 815,990 12/06/22 3,385 —
Chinese Yuan ...... BOFA Buy 23,581,730 3,530,516 12/08/22 — (223,244)
Chinese Yuan ...... CITI Buy 30,403,810 4,556,858 12/08/22 — (292,808)
Chinese Yuan ...... JPHQ Buy 11,668,020 1,745,377 12/09/22 — (108,918)
Chilean Peso ...... GSCO Buy 2,600,808,508 2,799,650 12/21/22 — (152,467)
Japanese Yen ...... DBAB Buy 1,110,438,260 7,841,724 12/21/22 — (99,624)
Chilean Peso ...... JPHQ Buy 764,851,089 833,625 12/27/22 — (56,190)
Mexican Peso ...... MSCO Buy 4,987,000 242,841 12/27/22 1,565 (576)
Mexican Peso ...... MSCO Sell 11,089,000 507,622 12/27/22 — (34,554)
Chinese Yuan ...... CITI Buy 19,903,590 2,969,666 1/11/23 — (175,141)
Indian Rupee ...... HSBK Buy 133,568,000 1,657,912 1/11/23 — (36,377)
Indian Rupee ...... HSBK Sell 3,000,000 37,218 1/11/23 797 —
Euro ............. DBAB Sell 1,171,479 12,471,100 SEK 1/19/23 — (26,452)
Swedish Krona ..... DBAB Sell 12,471,100 1,180,001 EUR 1/19/23 34,878 —
Euro ............. DBAB Sell 3,685,000 4,060,884 1/25/23 415,760 —
Euro ............. JPHQ Sell 2,079,961 2,771,610 CAD 1/26/23 — (49,143)
Euro ............. HSBK Sell 17,508,444 23,183,018 CAD 2/03/23 — (528,186)
Chilean Peso ...... GSCO Buy 523,350,000 619,642 3/07/23 — (94,643)
Japanese Yen ...... BNDP Buy 239,887,530 1,712,136 3/15/23 — (20,195)
Japanese Yen ...... BOFA Buy 853,112,100 6,091,156 3/15/23 — (74,106)
Japanese Yen ...... JPHQ Buy 251,863,750 1,797,666 3/15/23 — (21,256)
South Korean Won .. HSBK Buy 6,929,000,000 5,015,272 3/15/23 — (171,326)
Thai Baht ......... DBAB Buy 130,900,000 3,618,271 3/15/23 — (116,177)
Euro ............. BZWS Sell 1,316,000 1,461,675 4/25/23 152,347 —
Chilean Peso ...... GSCO Buy 1,058,979,026 1,059,925 7/26/23 — (23,516)
Mexican Peso ...... MSCO Sell 2,467,000 111,654 8/04/23 — (4,113)
Mexican Peso ...... CITI Sell 6,638,000 288,992 10/23/23 — (18,235)
Mexican Peso ...... MSCO Buy 7,426,000 326,882 9/03/24 3,061 (2,767)
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 — (11,465)
Total Forward Exchange Contracts ................................................... $1,939,440 $(5,480,504)
Net unrealized appreciation (depreciation) ............................................ $(3,541,064)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 3,000,000 $ 247,919 $ — $ 247,919
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 1,600,000 219,539 — 219,539
Receive Floating 1-day
SOFR ............ Annual

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 1 5 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Pay Fixed 2.176% ... Annual 3/28/32 890,000 $ 95,591 $ — $ 95,591
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 890,000 89,417 — 89,417
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 890,000 92,273 — 92,273
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 1,200,000 105,442 — 105,442
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 580,000 49,035 — 49,035
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 310,000 24,178 — 24,178
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 770,000 59,534 — 59,534
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 760,000 51,096 — 51,096
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 225,000 16,041 — 16,041
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 725,000 45,859 — 45,859
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 948,000 70,131 — 70,131
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 742,000 36,058 — 36,058
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 735,000 56,594 — 56,594
Total Interest Rate Swap Contracts ............................... $1,258,707 $ — $1,258,707
*
In U.S. dollars unless otherwise indicated.

Templeton Global Investment Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Templeton Global Balanced Fund
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $
—
as of September 30, 2022.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2022, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 73,639,085 $ 144,200,438 $ (188,943,416) $ — $ — $ 28,896,107 28,896,107 $ 110,484
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $1,130,000 $(1,130,000) $— $— $— — $2
Total Affiliated Securities ... $73,639,085 $145,330,438 $(190,073,416) $— $— $28,896,107 $110,486

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
A summary of inputs used as of September 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 2,137,420 $ 4,095,521 $ — $ 6,232,941
France ............................... — 7,810,647 — 7,810,647
Germany ............................. — 18,431,131 — 18,431,131
Hong Kong ........................... — 6,422,077 — 6,422,077
Japan ............................... — 10,387,592 — 10,387,592
Netherlands ........................... — 7,934,713 — 7,934,713
South Africa ........................... — — —
a
—
South Korea .......................... — 4,223,454 — 4,223,454
Switzerland ........................... — 3,815,034 — 3,815,034
Taiwan ............................... — 2,622,679 — 2,622,679
United Kingdom ........................ — 8,320,872 — 8,320,872
United States .......................... 94,104,608 — — 94,104,608
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities :
Argentina ............................. — 2,762,912 895,077 3,657,989
Brazil ................................ — 4,018,779 — 4,018,779
Chile ................................ — 3,081,059 — 3,081,059
Colombia ............................. — 12,616,817 — 12,616,817
Dominican Republic ..................... — 3,677,286 — 3,677,286
Ecuador .............................. — 3,434,168 — 3,434,168
Egypt ................................ — 5,124,631 — 5,124,631
El Salvador ........................... — 34,132 — 34,132
Ghana ............................... — 3,146,154 — 3,146,154
India ................................ — 17,908,852 — 17,908,852
Indonesia ............................ — 16,316,804 — 16,316,804
Malaysia ............................. — 6,916,806 — 6,916,806
Mongolia ............................. — 1,927,111 — 1,927,111
South Korea .......................... — 26,222,411 — 26,222,411
Sri Lanka ............................. — 826,932 — 826,932
Supranational ......................... — 675,757 — 675,757
Thailand ............................. — 5,284,889 — 5,284,889
United Kingdom ........................ — 4,354,561 — 4,354,561
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 28,896,107 42,643,781 — 71,539,888
Total Investments in Securities ........... $125,138,135 $235,037,562
b
$895,077 $361,070,774
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,939,440 $ — $ 1,939,440
Restricted Currency (ARS) ................. — 35,537 — 35,537
Swap contracts ......................... — 1,258,707 — 1,258,707
Total Other Financial Instruments ......... $— $3,233,684 $— $3,233,684
Receivables:
Investment Securities Sold (ARS) ............ $— $782,459 $— $782,459
Interest (ARS) ........................... — 70,678 — 70,678
Total Receivables $— $853,137 $— $853,137
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 5,480,504 $ — $ 5,480,504
Total Other Financial Instruments ......... $— $5,480,504 $— $5,480,504
5. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
Includes financial instruments determined to have no value at September 30, 2022.
b
Includes foreign securities valued at $74,063,720, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
CLP
Chilean Peso
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
HKD
Hong Kong Dollar
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
SEK
Swedish Krona
THB
Thai Baht
USD
United States Dollar
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.